OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income [abstract]
Interest and other investment income	$ 29	$ 22	$ 32
Gain on regulatory provision	14	0	0
Gain on available for sale investments	0	0	15
Other	14	28	0
Other Income, net	$ 57	$ 50	$ 47